Intangible assets, net - General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2021 USD ($)
Intangible assets, net
Gross carrying amount	¥ 131,217	¥ 110,139
Less: accumulated amortization and impairment	(60,384)	(49,192)
Net book value	70,833	60,947	$ 10,811
Intangible assets acquired	20,750	5,626
User base and customer relationships
Intangible assets, net
Gross carrying amount	50,066	50,016
Trade names, trademarks and domain names
Intangible assets, net
Gross carrying amount	39,440	26,151
Non-compete agreements
Intangible assets, net
Gross carrying amount	19,445	13,898
Developed technology and patents
Intangible assets, net
Gross carrying amount	12,855	10,051
Licenses copyrights and others
Intangible assets, net
Gross carrying amount	¥ 9,411	¥ 10,023